As filed with the Securities and Exchange Commission on May 18, 2011

File No. 33-65822

811-07870

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 30	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 31	☒
(Check appropriate box or boxes)

PIONEER REAL ESTATE SHARES

(Exact Name of Registrant as Specified in Charter)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 742-7825

Terrence J. Cullen, Secretary, Pioneer Real Estate Shares

60 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 30 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 18th day of May, 2011.

PIONEER REAL ESTATE SHARES

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on May 18, 2011:

	Signature	Title

	John F. Cogan, Jr.*	Chairman of the Board,
	John F. Cogan, Jr.	President (Principal Executive Officer) and Trustee

	Mark E. Bradley*	Treasurer (Principal Financial
	Mark E. Bradley	and Accounting Officer)

	David R. Bock*	Trustee
David R. Bock

	Mary K. Bush*	Trustee
Mary K. Bush

	John F. Cogan, Jr.*	Trustee
John F. Cogan, Jr.

	Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

	Margaret B. W. Graham*	Trustee
Margaret B. W. Graham

	/s/ Daniel K. Kingsbury	Executive Vice President and Trustee
Daniel K. Kingsbury

	Thomas J. Perna*	Trustee
Thomas J. Perna

	Marguerite A. Piret*	Trustee
Marguerite A. Piret

	Stephen K. West*	Trustee
Stephen K. West

*By:	/s/ Daniel K. Kingsbury	Dated: May 18, 2011
Daniel K. Kingsbury
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase